Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	¥ 4,954,565	¥ 3,803,014
Trade receivables	1,240,090	1,060,271
Receivables from financial services	2,558,594	1,899,493
Other financial assets	229,583	263,892
Inventories	2,442,969	2,167,184
Other current assets	446,763	384,494
Total current assets	11,872,564	9,578,348
Non-current assets:
Investments accounted for using the equity method	1,206,968	915,946
Receivables from financial services	5,616,676	3,995,259
Other financial assets	968,142	855,070
Intangible assets	999,689	870,900
Deferred tax assets	170,856	105,792
Other non-current assets	502,074	454,351
Total non-current assets	17,901,586	15,091,719
Total assets	29,774,150	24,670,067
Current liabilities:
Trade payables	1,609,836	1,426,333
Financing liabilities	4,105,590	3,291,195
Accrued expenses	638,319	419,570
Other financial liabilities	340,858	324,110
Income taxes payable	157,410	86,252
Provisions	566,722	362,701
Other current liabilities	904,757	741,963
Total current liabilities	8,323,492	6,652,124
Non-current liabilities:
Financing liabilities	6,057,967	4,373,973
Other financial liabilities	316,919	288,736
Retirement benefit liabilities	284,844	255,852
Provisions	385,001	270,169
Deferred tax liabilities	855,067	877,300
Other non-current liabilities	544,988	449,622
Total non-current liabilities	8,444,786	6,515,652
Total liabilities	16,768,278	13,167,776
Equity:
Common stock	86,067	86,067
Capital surplus	205,073	185,589
Treasury stock	(550,808)	(484,931)
Retained earnings	10,644,213	9,980,128
Other components of equity	2,312,450	1,417,397
Equity attributable to owners of the parent	12,696,995	11,184,250
Non-controlling interests	308,877	318,041
Total equity	13,005,872	11,502,291
Total liabilities and equity	29,774,150	24,670,067
Equipment on operating leases [member]
Non-current assets:
Property, plant and equipment	5,202,768	4,726,292
Property, plant and equipment [member]
Non-current assets:
Property, plant and equipment	¥ 3,234,413	¥ 3,168,109